Net Loss per Share - Schedule of Earning Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (241,317)	$ (226,790)
Denominator:
Weighted-average common shares outstanding, basic	108,268,289	42,621,265
Weighted Average Number of Shares Outstanding, Diluted	108,268,289	42,621,265
Net loss per share attributable to common stockholders, basic	$ (2.23)	$ (5.32)
Net loss per share attributable to common stockholders, diluted	$ (2.23)	$ (5.32)